Other Liabilities - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Other Liabilities [Abstract]
Other current liabilities	$ 288	$ 310
Other non-current liabilities	122	121
Total Other Liabilities	$ 410	$ 431